CONDENSED CONSOLIDATED BALANCE SHEET (Unaudited) - USD ($)	Oct. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017
Current assets
Cash	$ 168,462	$ 0	$ 0	$ 489
Deposits and prepaids	6,000	0
Total Assets	174,462	0	0	489
Current liabilities
Accounts payable and accrued liabilities				4,601
Accounts payable	34,024	295	17,660
Accounts payable - related party	3,724	0
Accrued liabilities	51,053	30,000	0
Notes payable	18,600	0
Loans payable			157,455
Loans payable - related parties			47,134	28,534
Related party advances	0	1,947
Derivative liabilities	579,660	0
Convertible note payable, net of discount of $291,687	8,313	0
Total liabilities	695,374	32,242	222,249	33,135
Shareholders' Deficit
Common stock: 600,000,000 authorized; $0.001 par value at October 31, 2018 and 200,000,000 authorized, $0.0001 par value at April 30, 2018 113,914,000 and 111,314,000 shares issued and outstanding at October 31, 2018 and April 30, 2018, respectively	113,914	6,000	50,340	50,340
Additional paid in capital	(303,187)	0	17,242	11,065
Shares to be issued, common shares	73,700	0
Accumulated deficit	(405,339)	(38,242)	(289,831)	(94,051)
Total Shareholders' Deficit	(520,912)	(32,242)	(222,249)	(32,646)
Total Liabilities and Shareholders' Deficit	$ 174,462	$ 0	$ 0	$ 489